Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Putnam Ultra Short MAC Series
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Ultra Short MAC Series
Account Value	$ 10,755	$ 10,104
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,547	10,035
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Treasury Bill Index
Account Value	$ 10,650	$ 10,096